Cash and Bank Balances (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Bank Balances [Abstract]
Schedule of Cash and Cash Equivalents
	December 31, 2024	December 31, 2025
	US$	US$
Cash and bank balances	7,877,205	940,963
Fixed deposit	223,694	-
Total	8,100,899	940,963

Schedule of Currency Profiles

The currency profiles of the Company’s cash and cash equivalents at the end of the reporting date are as follows:

	December 31, 2024	December 31, 2025
	US$	US$
Singapore dollar	-	90,615
Malaysia ringgit	1,794,977	365,263